Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of our income or (loss) before income taxes were as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Country of Domicile	$(31,348)	$(15,522)	$(11,824)
Foreign	19,918	3,543	18,498
	$(11,430)	$(11,979)	$6,674

The components of the provision for income taxes are as follows:

	For the Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current
Country of Domicile	$—	$—	$—
Foreign	2,180	1,230	393
Reserves	2,367	1,904	1
Total Current	$4,547	$3,134	$394
Deferred
Country of Domicile	$—	$—	$—
Foreign	(1,608)	6,112	425
Reserves	869	(5,475)	(409)
Total Deferred	$(739)	$637	$16
Total Provision	$3,808	$3,771	$410

A reconciliation between the statutory income tax rates of our country of domicile and our effective tax rates as a percentage of income (loss) before income taxes is as follows:

	For the Year Ended December 31,
	2011	%	2010	%	2009	%
	(in thousands, except percentages)
Tax at country of domicile statutory rate	$(1,445)	(12.5)%	$(3,354)	(28.0)%	$1,869	28.0%
Foreign earnings at other than country of domicile statutory rates	(5,985)	(50.6)	(339)	(2.8)	(4,741)	(71.0)
Unrecognized Tax Benefits	2,503	21.7	3,853	32.2	1,397	20.9
Rate Changes	(250)	(2.2)	17	0.1	206	3.1
Permanent Items	5,668	47.8	14	0.1	735	11.0
Deferred tax true-ups	1,929	16.7	—	—	—	—
Valuation Allowance	1,388	12.0	3,580	29.9	944	14.1
	$3,808	33.0%	$3,771	31.50%	$410	6.10%

Our statutory tax rate is 12.5% in 2011 as we moved our country of domicile from the U.K. to Ireland. The foreign tax differential presented in the above rate reconciliation schedule is due to foreign losses in jurisdictions where the tax rates are significantly higher than the statutory rate and foreign income in jurisdictions where the tax rates are significantly lower than the statutory rate.
The components of the current and long-term deferred tax assets and liabilities, net, consist of the following:

	As of December 31,
	2011	2010
	(in thousands)
Current Deferred Tax Assets:
Other	$526	$—
Non-Current Deferred Tax Assets:
Accrued Expenses (including amounts subject to settlement) & Allowances	6,400	7,466
Depreciable Assets	(2,083)	(434)
Net Operating Losses	14,208	6,761
Other	547	479
Total Non-Current Deferred Tax Assets	19,072	14,272
Total Deferred Tax Assets	19,598	14,272
Valuation Allowance	(13,382)	(7,220)
Non-Current Deferred Tax Assets, net	6,216	7,052
Current Deferred Tax Liabilities:
Accrued Revenues	(6,186)	(6,744)
Non-Current Deferred Tax Liabilities:
Intangible Assets	(10,180)	(3,036)
Deferred Tax Assets (Liabilities), net	$(10,150)	$(2,728)

The increase in valuation allowance was $6.2 million, $4.8 million, and $0.9 million during 2011, 2010 and 2009, respectively.
We had total net operating loss carrforwards of $95.6 million, $71.8 million and $31.9 million as of December 31, 2011 2010, and 2009 respectively. These net operating losses carryforward are available to offset taxable income in the future. As of December 31, 2011, we had $50.7 million of US net operating loss carryforwards which will expire in 2027 through 2031. We also had $31.3 million of UK net operating loss carryforwards which have no expiration date. The remaining $13.6 million of net operating loss carryforwards in other jurisdictions will begin to expire in 2012.
Utilization of the Company's net operating loss and tax credit carryforwards may be subject to substantial annual limitation due to the ownership change limitations provided under the law of various tax jurisdictions. Such an annual limitation could result in the expiration of the net operating loss and tax credit carryforwards before utilization.
We periodically evaluate the realizability of the deferred tax assets and recognize the tax benefit only as reassessment demonstrates that they are realizable. At such time, if it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be adjusted. Our deferred tax assets that were determined to be realizable in the future were $6.2 million and $7.1 million as of December 31, 2011 and 2010, respectively. The valuation allowance was $13.4 million and $7.2 million as of December 31, 2011 and 2010, respectively. A significant portion of the change in valuation allowance relates to tax assets established in accounting for our acquisitions.
As of December 31, 2011, $84.6 million of undistributed earnings for our foreign subsidiaries are considered indefinitely reinvested in the respective operations. No provision has been made for taxes that might be payable upon remittance of such earnings, nor is it practicable to determine the amount of this liability.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As of December 31,
	2011	2010
	(in thousands)
Balance as of January, 1	$7,641	$5,692
Gross increases — current year tax positions	3,375	1,949
Gross increases — prior year tax positions	1,904	—
Gross decreases — current year tax positions	(931)	—
Balance as of December 31	$11,989	$7,641

Our policy for deducting interest and penalties is to treat interest as interest expense and penalties as taxes. As of December 31, 2011, we had $1.0 million accrued for the payment of interest and penalties related to unrecognized tax benefits.
We file income tax returns in various tax jurisdictions around the world. While we are not currently under audit in the major taxing jurisdictions in which we are subject to tax, the tax years 2004 to 2011 are generally remain open to examination.  However, we do not believe that the total amount of unrecognized tax benefits will significantly change within the next 12 months.